General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 478	$ 451	$ 426
Technology costs	558	502	490
Consulting, legal and audit fees	650	494	465
Real estate and logistics costs	679	507	530
Market data services	400	367	367
Marketing and communication	209	195	171
Travel and entertainment	205	156	66
Litigation, regulatory and similar matters	816	348	910
Other	7,123	5,981	6,051
of which: shared service costs charged by UBS Group AG or its subsidiaries	6,203	5,264	5,321
Total general and administrative expenses	11,118	$ 9,001	$ 9,476
Increase / (decrease) in general and administrative expenses	2,117
Integration-related general and administrative expenses	$ 491